Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Accounts Payable And Accrued Liabilities [line items]
Trade payables	$ 21,861	$ 23,926
Accrued liabilities	19,140	18,692
Accounts payable and accrued liabilities	$ 41,001	47,382
BC Hydro [member]
Disclosure Of Accounts Payable And Accrued Liabilities [line items]
Trade payables		$ 4,764